UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	369 Lexington Avenue
		20th Floor
		New York, NY  10017
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  February 8, 2013

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		35

FORM 13F Information Table Value Total:	$24,982,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1718    32344 SH       SOLE                    32344
ASML Holding N V ADR           COM              N07059111      850    13207 SH       SOLE                    13207
Altria Group, Inc.             COM              718154107      536    17061 SH       SOLE                    17061
Anadarko Petroleum             COM              032511107      792    10662 SH       SOLE                    10662
Apple Computing                COM              037833100     2925     5497 SH       SOLE                     5497
Bio Reference Lab              COM              09057G602      711    24841 SH       SOLE                    24841
Blue Earth Refineries          COM              G11999102        0    89114 SH       SOLE                    89114
Catalyst Pharmaceuticals       COM              14888U101       52   119732 SH       SOLE                   119732
China XD Plastics              COM              16948F107      386   101065 SH       SOLE                   101065
Fuelnation, Inc.               COM              359528205        0   496780 SH       SOLE                   496780
Harvest Natural Resourses      COM              41754V103      668    73645 SH       SOLE                    73645
Helen of Troy Limited          COM              G4388N106      265     7925 SH       SOLE                     7925
IBM                            COM              459200101      805     4204 SH       SOLE                     4204
Intel Corp.                    COM              458140100      880    42656 SH       SOLE                    42656
J.C. Penney                    COM              708160106      684    34700 SH       SOLE                    34700
KHD Humboldt Wedag             COM              D4024H102      181    31094 SH       SOLE                    31094
MFC Industrial                 COM              55278T105     3715   434523 SH       SOLE                   434523
Mattson Technology             COM              577223100      339   403256 SH       SOLE                   403256
Motor Car Parts                COM              620071100      520    79210 SH       SOLE                    79210
Multiband                      COM              62544X209      209   126818 SH       SOLE                   126818
Mymetics Corp                  COM              62856A102        6   184348 SH       SOLE                   184348
Nanometrics                    COM              630077105      782    54260 SH       SOLE                    54260
Neonode, Inc.                  COM              64051m402      299    61620 SH       SOLE                    61620
Nu Skin                        COM              67018T105      433    11700 SH       SOLE                    11700
PepsiCo, Inc.                  COM              713448108      226     3304 SH       SOLE                     3304
Philip Morris International    COM              718172109      454     5431 SH       SOLE                     5431
QUALCOMM                       COM              747525103     1184    19148 SH       SOLE                    19148
Rudolph Technologies           COM              781270103      726    53990 SH       SOLE                    53990
Sandridge Energy               COM              80007P307      956   150567 SH       SOLE                   150567
Stifel Financial Corp.         COM              860630102      274     8585 SH       SOLE                     8585
Synaptics                      COM              87157d109      624    20815 SH       SOLE                    20815
Valeant Pharmaceuticals        COM              91911K102     1130    18899 SH       SOLE                    18899
Walgreens                      COM              931422109      279     7545 SH       SOLE                     7545
Yum Brands, Inc                COM              988498101      544     8193 SH       SOLE                     8193
Zoltek                         COM              98975W104      824   106365 SH       SOLE                   106365